UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21132
Investment Company Act File Number

Investment Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Investment Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 93.6%

Mortgage Pass-Throughs — 80.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.63%, with various maturities to 2037(1)	$2,799	$2,854,631
2.877%, with maturity at 2022(1)	4,453	4,529,321
2.956%, with maturity at 2035(1)	6,803	6,930,587
2.988%, with maturity at 2035(1)	9,827	9,988,802
3.144%, with maturity at 2034(1)	3,316	3,383,399
3.503%, with maturity at 2029(1)	2,033	2,069,797
3.838%, with maturity at 2034(1)	1,551	1,602,961
4.101%, with maturity at 2037(1)	1,634	1,688,783
4.331%, with maturity at 2030(1)	2,679	2,769,697
4.604%, with maturity at 2022(1)	711	725,867
5.00%, with maturity at 2014	1,886	1,959,897
5.50%, with various maturities to 2017	1,944	2,048,522
6.00%, with various maturities to 2029(2)	11,630	12,340,771
6.50%, with various maturities to 2030	1,318	1,415,688
7.00%, with various maturities to 2035	3,420	3,740,065
7.50%, with various maturities to 2017	2,828	3,025,230
8.00%, with various maturities to 2025	725	808,629
9.25%, with maturity at 2017	8	9,321

		$61,891,968

Federal National Mortgage Association:
2.63%, with various maturities to 2035(1)	$7,618	$7,795,930
3.082%, with various maturities to 2027(1)	1,237	1,262,503
3.11%, with maturity at 2037(1)	7,932	8,147,204
3.249%, with maturity at 2036(1)	913	930,486
3.659%, with maturity at 2036(1)	3,405	3,467,649
3.916%, with maturity at 2035(1)	4,457	4,607,542
3.926%, with maturity at 2034(1)	6,524	6,743,844
3.961%, with maturity at 2036(1)	963	981,010
3.977%, with maturity at 2018(1)	131	132,629
4.103%, with maturity at 2033(1)	2,359	2,438,438
4.138%, with maturity at 2019(1)	3,622	3,717,215
4.251%, with maturity at 2021(1)	2,696	2,772,688
4.302%, with maturity at 2030(1)	1,685	1,718,499
4.323%, with maturity at 2018(1)	49	49,481
4.388%, with maturity at 2035(1)	3,256	3,366,317
4.389%, with maturity at 2036(1)	5,453	5,637,207
4.50%, with various maturities to 2018	19,228	20,041,651
4.888%, with maturity at 2034(1)	7,470	7,721,871
4.917%, with maturity at 2034(1)	2,136	2,207,720
5.00%, with various maturities to 2018	3,143	3,282,846
5.039%, with maturity at 2040(1)	2,698	2,791,861
5.50%, with various maturities to 2017	7,109	7,477,393
6.00%, with various maturities to 2031	6,852	7,260,071
6.321%, with maturity at 2032(1)	1,006	1,039,695
6.50%, with various maturities to 2019	2,781	2,933,277
7.00%, with various maturities to 2033	7,948	8,648,154
8.00%, with maturity at 2023	258	291,973
9.00%, with maturity at 2011	5	5,327
9.50%, with various maturities to 2022	1,034	1,199,397
9.574%, with maturity at 2018(3)	652	746,650

		$119,416,528

1

	Principal
	Amount
Security	(000’s omitted)	Value
Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$1,365	$1,412,557
8.25%, with maturity at 2020	436	494,582
9.00%, with maturity at 2017	514	583,202

		$2,490,341

Total Mortgage Pass-Throughs (identified cost $180,065,768)		$183,798,837

Collateralized Mortgage Obligations — 6.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.482%, 10/15/22(4)	$140	$136,743
Series 2135, Class JZ, 6.00%, 3/15/29	8,330	8,858,041

		$8,994,784

Federal National Mortgage Association:
Series G93-17, Class FA, 1.313%, 4/25/23(4)	$304	$309,053
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,418	1,527,836
Series G97-4, Class FA, 1.113%, 6/17/27(4)	274	276,351
Series 1993-140, Class J, 6.65%, 6/25/13	39	38,850
Series 1993-203, Class PL, 6.50%, 10/25/23	1,875	2,008,943
Series 1993-250, Class Z, 7.00%, 12/25/23	551	594,491
Series 2001-4, Class GA, 10.086%, 4/17/25(3)	370	420,792

		$5,176,316

Total Collateralized Mortgage Obligations (identified cost $13,902,308)		$14,171,100

Commercial Mortgage-Backed Securities — 7.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Mortgage Pass Through Certificates:
Series 2005-LP5, Class A2, 4.63%, 5/10/43	$2,862	$2,877,306
CS First Boston Mortgage Securities Corp.:
Series 2001-CK1, Class A3, 6.38%, 12/18/35	3,643	3,754,784
Series 2005-C4, Class A2, 5.017%, 8/15/38	1,100	1,108,197
GE Capital Commercial Mortgage Corp.:
Series 2002-3A, Class A1, 4.229%, 12/10/37	1,330	1,337,786
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A2, 3.246%, 3/15/29	2,159	2,147,418
Merrill Lynch Mortgage Trust:
Series 2006-C2, Class A1, 5.601%, 8/12/43	576	585,143
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2, 6.592%, 12/18/33	5,092	5,223,095

Total Commercial Mortgage-Backed Securities (identified cost $16,817,536)		$17,033,729

Total Mortgage-Backed Securities (identified cost $210,785,612)		$215,003,666

2

Short-Term Investments — 5.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$13,344	$13,344,313

Total Short-Term Investments (identified cost $13,344,313)		$13,344,313

Total Investments — 99.4% (identified cost $224,129,925)		$228,347,979

Other Assets, Less Liabilities — 0.6%		$1,265,257

Net Assets — 100.0%		$229,613,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $14,064.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/09	85 U.S. Treasury Note	Short	$(10,027,046)	$(9,968,906)	$58,140

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and whose primary underlying risk exposure is interest rate risk was $58,140.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,454,479

Gross unrealized appreciation	$3,925,833
Gross unrealized depreciation	(32,333)

Net unrealized appreciation	$3,893,500

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Mortgage Pass-Throughs	$—	$183,798,837	$—	$183,798,837
Collateralized Mortgage Obligations	—	14,171,100	$—	14,171,100
Commercial Mortgage-Backed Securities	—	17,033,729	$—	17,033,729
Short-Term Investments	13,344,313	—	—	13,344,313

Total Investments	$13,344,313	$215,003,666	$—	$228,347,979

Futures Contracts	$58,140	$—	$—	$58,140

Total	$13,402,453	$215,003,666	$—-	$228,406,119

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009